Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets	12 Months Ended
Aug. 31, 2021
Student base [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of intangible assets	5 years
Customer relationship [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of intangible assets	1 year
Customer relationship [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of intangible assets	9 years
Trademark [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of intangible assets	10 years
Trademark [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of intangible assets	20 years
License [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of intangible assets	30 years
Franchise agreements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of intangible assets	6 years
Technology and system [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of intangible assets	5 years